Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

As of March 31, 2025 and December 31, 2024, intangible assets consisted of the following:

	March 31, 2025	December 31, 2024
Accounting software	$26,800	$26,800
Less: accumulated amortization	(25,032)	(23,691)
	$1,768	$3,109

As of December 31, 2024and 2023, intangible assets consisted of the following:

	December 31, 2024	December 31, 2023
Accounting software	$26,800	$26,800
Less: accumulated amortization	(23,691)	(18,327)
	$3,109	$8,473